Schedule of Investments

March 31, 2022
(unaudited)
	Shares	Value (a)
Common Stocks — 99.2%
Energy — 79.4%
Equipment & Services — 6.2%
Baker Hughes Company	171,900	$6,258,879
Halliburton Company	349,970	13,253,364
Schlumberger N.V.	423,800	17,507,178
		37,019,421
Exploration & Production — 27.1%
APA Corporation	222,200	9,183,526
Canadian Natural Resources Limited	47,800	2,962,644
Cheniere Energy, Inc.	26,000	3,604,900
ConocoPhillips	489,226	48,922,600
Coterra Energy Inc.	153,600	4,142,592
Devon Energy Corporation	119,600	7,071,948
Diamondback Energy, Inc.	99,100	13,584,628
EOG Resources, Inc.	177,600	21,175,248
Hess Corporation	53,700	5,748,048
Marathon Oil Corporation	118,400	2,973,024
Occidental Petroleum Corporation	318,951	18,097,280
Pioneer Natural Resources Company	97,400	24,352,922
Whiting Petroleum Corporation	452	36,842
Whiting Petroleum Corporation warrants, strike price $73.44, expires 9/1/24 (b)	2,654	54,407
Whiting Petroleum Corporation warrants, strike price $83.45, expires 9/1/25 (b)	1,327	19,786
		161,930,395
Integrated Oil & Gas — 33.9%
BP plc Sponsored ADR	51,300	1,508,220
Cenovus Energy Inc.	176,700	2,947,356
Chevron Corporation	549,091	89,408,488
Exxon Mobil Corporation	1,260,730	104,123,691
Shell plc Sponsored ADR	28,600	1,570,998
Suncor Energy Inc.	46,400	1,512,176
TotalEnergies SE Sponsored ADR	28,500	1,440,390
		202,511,319
Refining & Marketing — 7.2%
Marathon Petroleum Corporation	247,985	21,202,717
Phillips 66	100,575	8,688,674
Valero Energy Corporation	131,600	13,362,664
		43,254,055

Schedule of Investments (continued)

March 31, 2022
(unaudited)
	Shares	Value (a)
Storage & Transportation — 5.0%
Kinder Morgan, Inc.	464,400	$8,781,804
ONEOK, Inc.	143,500	10,135,405
Williams Companies, Inc.	328,700	10,981,867
		29,899,076
Materials — 19.8%
Chemicals — 11.5%
Air Products and Chemicals, Inc.	23,500	5,872,885
Albemarle Corporation	9,000	1,990,350
Celanese Corporation	6,000	857,220
CF Industries Holdings, Inc.	47,900	4,936,574
Corteva Inc.	66,245	3,807,763
Dow, Inc.	65,745	4,189,271
DuPont de Nemours, Inc.	73,987	5,443,963
Eastman Chemical Company	8,900	997,334
Ecolab Inc.	25,600	4,519,936
FMC Corporation	10,500	1,381,485
International Flavors & Fragrances Inc.	21,006	2,758,718
Linde plc	67,800	21,657,354
LyondellBasell Industries N.V.	61,400	6,313,148
Mosaic Company	21,001	1,396,567
PPG Industries, Inc.	19,700	2,582,079
		68,704,647
Construction Materials — 2.2%
Martin Marietta Materials, Inc.	4,500	1,732,005
Sherwin-Williams Company	38,700	9,660,294
Vulcan Materials Company	9,800	1,800,260
		13,192,559
Containers & Packaging — 2.0%
Amcor plc	125,100	1,417,383
Avery Dennison Corporation	5,500	956,835
Ball Corporation	29,100	2,619,000
International Paper Company	28,200	1,301,430
Packaging Corporation of America	7,600	1,186,436
Sealed Air Corporation	55,500	3,716,280
WestRock Company	22,200	1,044,066
		12,241,430
Metals & Mining — 4.1%
Freeport-McMoRan, Inc.	233,200	11,599,368
Newmont Corporation	86,800	6,896,260
Nucor Corporation	21,100	3,136,515
Steel Dynamics, Inc.	32,500	2,711,475
		24,343,618

Schedule of Investments (continued)

March 31, 2022
(unaudited)
	Shares	Value (a)
Total Common Stocks
(Cost $464,296,078)		$593,096,520
Short-Term Investments — 0.8%
Money Market Funds — 0.8%
Morgan Stanley Institutional Liquidity Funds Prime Portfolio, 0.36% (c)	4,001,200	4,000,400
Northern Institutional Treasury Portfolio, 0.17% (c)	678,340	678,340
Total Short-Term Investments
(Cost $4,678,340)		4,678,740
Total — 100.0% of Net Assets
(Cost $468,974,418)		597,775,260
Other Assets Less Liabilities — 0.0%		188,616
Net Assets — 100.0%		$597,963,876

(a)
Common stocks and warrants are listed on the New York Stock Exchange or NASDAQ and are valued at the last reported sale price on the day of valuation.

(b)
Presently non-dividend paying.

(c)
Rate presented is as of period-end and represents the annualized yield earned over the previous seven days.

Information regarding transactions in equity securities during the quarter can be found on our website at: www.adamsfunds.com.